Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Gross exposure	kr 337.4	kr 327.2
Central governments
Risk information
Gross exposure	73.4	61.7
Regional governments
Risk information
Gross exposure	8.8	5.5
Public sector entity
Risk information
Gross exposure	0.6	0.4
Financial institutions
Risk information
Gross exposure	33.0	36.9
Corporates
Risk information
Gross exposure	221.6	222.7
Middle East/ Africa/Turkey
Risk information
Gross exposure	25.9	25.4
Middle East/ Africa/Turkey | Central governments
Risk information
Gross exposure	2.8	1.8
Middle East/ Africa/Turkey | Regional governments
Risk information
Gross exposure	1.7	0.6
Middle East/ Africa/Turkey | Corporates
Risk information
Gross exposure	21.4	23.0
Asia excl. Japan
Risk information
Gross exposure	20.3	23.3
Asia excl. Japan | Central governments
Risk information
Gross exposure	5.3	5.6
Asia excl. Japan | Financial institutions
Risk information
Gross exposure	2.4	3.1
Asia excl. Japan | Corporates
Risk information
Gross exposure	12.6	14.6
Japan
Risk information
Gross exposure	5.7	4.2
Japan | Central governments
Risk information
Gross exposure	4.0	4.0
Japan | Financial institutions
Risk information
Gross exposure	0.5	0.0
Japan | Corporates
Risk information
Gross exposure	1.2	0.2
North America
Risk information
Gross exposure	61.1	62.6
North America | Central governments
Risk information
Gross exposure	1.9
North America | Financial institutions
Risk information
Gross exposure	6.2	9.1
North America | Corporates
Risk information
Gross exposure	53.0	53.5
Oceania
Risk information
Gross exposure	1.1	1.2
Oceania | Financial institutions
Risk information
Gross exposure	1.1	1.1
Oceania | Corporates
Risk information
Gross exposure		0.1
Latin America
Risk information
Gross exposure	53.7	53.8
Latin America | Central governments
Risk information
Gross exposure	43.7	42.7
Latin America | Financial institutions
Risk information
Gross exposure	0.4	1.2
Latin America | Corporates
Risk information
Gross exposure	9.6	9.9
Sweden
Risk information
Gross exposure	109.6	97.8
Sweden | Central governments
Risk information
Gross exposure	7.1	7.4
Sweden | Regional governments
Risk information
Gross exposure	7.0	4.8
Sweden | Financial institutions
Risk information
Gross exposure	12.3	11.3
Sweden | Corporates
Risk information
Gross exposure	83.2	74.3
West Europe excl. Sweden
Risk information
Gross exposure	55.1	51.4
West Europe excl. Sweden | Central governments
Risk information
Gross exposure	8.6	0.2
West Europe excl. Sweden | Regional governments
Risk information
Gross exposure	0.1	0.1
West Europe excl. Sweden | Public sector entity
Risk information
Gross exposure	0.6	0.4
West Europe excl. Sweden | Financial institutions
Risk information
Gross exposure	9.8	10.8
West Europe excl. Sweden | Corporates
Risk information
Gross exposure	36.0	39.9
Central and East European countries
Risk information
Gross exposure	4.9	7.5
Central and East European countries | Financial institutions
Risk information
Gross exposure	0.3	0.3
Central and East European countries | Corporates
Risk information
Gross exposure	kr 4.6	kr 7.2